Interest in Joint Ventures - Summary of Company's Interest in Joint Venture (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Merchants Union Consumer Finance Company Limited [member]
Disclosure of joint ventures [line items]
Form of business structure	Incorporated
Place of incorporation and business	The PRC
Proportion of ownership interest held by a subsidiary	50.00%	50.00%
Paid up capital	¥ 3,200,000,000
Principal activities	Consumer finance consulting in the PRC
Smart Steps Digital Technology Co., Ltd [member]
Disclosure of joint ventures [line items]
Form of business structure	Incorporated
Place of incorporation and business	The PRC
Proportion of ownership interest held by a subsidiary	55.00%
Paid up capital	¥ 116,000,000
Principal activities	Information technology service and software research and development service in the PRC